RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Summary of impact of the restatement on the financial statements

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Operations for the Three Months Ended June 30, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	10,396,046	(9,288,090)	1,107,956
Income (loss) before benefit from (provision for) income taxes	10,094,313	(9,288,090)	806,223
Net Income	10,071,447	(9,288,090)	783,357
Basic and diluted weighted average shares outstanding - Class A common stock	14,481,736	-	14,481,736
Basic and diluted earnings per share - Class A common stock	$0.47	$(0.43)	$0.04
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	-	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.47	$(0.43)	$0.04

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Operations for the Six Months Ended June 30, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	18,587,467	(9,288,090)	9,299,377
Income (loss) before benefit from (provision for) income taxes	17,962,482	(9,288,090)	8,674,392
Net Income	17,939,616	(9,288,090)	8,651,526
Basic and diluted weighted average shares outstanding - Class A common stock	21,004,630	-	21,004,630
Basic and diluted earnings per share - Class A common stock	$0.64	$(0.33)	$0.31
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	-	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.64	$(0.33)	$0.31

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Operations for the Nine Months Ended September 30, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	20,560,364	(9,288,090)	11,272,274
Income (loss) before benefit from (provision for) income taxes	18,838,653	(9,288,090)	9,550,563
Net Income	18,811,924	(9,288,090)	9,523,834
Basic and diluted weighted average shares outstanding – Class A common stock	16,466,455	-	16,466,455
Basic and diluted earnings per share – Class A common stock	$0.81	$(0.40)	$0.41
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	-	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.81	$(0.40)	$0.41

	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations for the Year Ended December 31, 2022
Gain on forgiveness of deferred underwriting fee payable	9,660,000	(9,288,090)	371,910
Total other income (expenses)	20,634,549	(9,288,090)	11,346,459
Income (loss) before benefit from (provision for) income taxes	17,684,085	(9,288,090)	8,395,995
Net Income	17,634,910	(9,288,090)	8,346,820
Basic and diluted weighted average shares outstanding - Class A common stock	12,546,423	-	12,546,423
Basic and diluted earnings per share - Class A common stock	$0.91	$(0.48)	$0.43
Basic and diluted weighted average shares outstanding - Class B common stock	6,900,000	-	6,900,000
Basic and diluted earnings per share - Class B common stock	$0.91	$(0.48)	$0.43

Unaudited Statement of Changes in Stockholders’ Deficit for the Three Months Ended June 30, 2022

	Accumulated Deficit
	As Previously
	Reported	Adjustment	As Restated
Balance – March 31, 2022	$(13,226,270)	$-	$(13,225,580)
Net income	10,071,447	(9,288,090)	783,357
Accretion of Class A common stock to redemption value	(242,995)	9,288,090	9,045,095
Balance – June 30, 2022	$(3,397,818)	$-	$(3,397,128)

Statement of Changes in Stockholders’ Deficit for the Year Ended December 31, 2022

	Accumulated Deficit
	As Previously
	Reported	Adjustment	As Restated
Balance – December 31, 2021	$(21,094,439)	$-	$(21,094,439)
Net income	17,634,910	(9,288,090)	8,346,820
Accretion of Class A common stock to redemption value	(256,545)	9,288,090	9,031,545
Balance – December 31, 2022	$(3,716,074)	$-	$(3,716,074)

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Cash Flows for the Six Months Ended June 30, 2022
Net Income	17,939,616	(9,288,090)	8,651,526
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	9,288,090	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares	-	(9,288,090)	(9,288,090)

	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Statement of Cash Flows for the Nine Months Ended September 30, 2022
Net Income	18,811,924	(9,288,090)	9,523,834
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	9,288,090	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares	-	(9,288,090)	(9,288,090)

	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows for the Year Ended December 31, 2022
Net Income	17,634,910	(9,288,090)	8,346,820
Gain on forgiveness of deferred underwriting fee payable	(9,660,000)	9,288,090	(371,910)
Non-Cash Investing and Financing Activities
Extinguishment of deferred underwriting fee payable allocated to public shares	-	(9,288,090)	(9,288,090)